Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Summary of PME Multi-Employer Plan

PME multi-employer plan	2012	2011	2010
NXP’s contributions to the plan	53	59	53
(including employees’ contributions)	4	2	2
Average number of NXP’s active employees participating in the plan	3,229	3,256	3,537
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2012 and 2011, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2012	2011
Projected benefit obligation
Projected benefit obligation at beginning of year	342	347
Additions	—	3
Service cost	11	12
Interest cost	14	15
Actuarial (gains) and losses	60	(5)
Curtailments and settlements	(2)	(6)
Plan amendments	—	(1)
Benefits paid	(18)	(13)
Exchange rate differences	12	(10)

Projected benefit obligation at end of year	419	342
Plan assets
Fair value of plan assets at beginning of year	147	148
Actual return on plan assets	14	10
Employer contributions	14	13
Curtailments and settlements	—	(6)
Benefits paid	(18)	(13)
Exchange rate differences	5	(5)

Fair value of plan assets at end of year	162	147
Funded status	(257)	(195)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	13	25
- Accrued pension cost within other non-current liabilities	(260)	(211)
- Accrued pension cost within accrued liabilities	(10)	(9)

Total	(257)	(195)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	364	299
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	24	22
- Accumulated benefit obligations	65	60
- Projected benefit obligations	85	79
Unfunded plans
- Accumulated benefit obligations	174	140
- Projected benefit obligations	194	153
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	(30)	(21)
- Net actuarial loss (gain)	52	(9)
- Prior service cost (credit)	—	(1)
- Exchange rate differences	—	1

Total AOCI at end of year	22	(30)
Changes in accumulated other comprehensive income (before tax) consist of
Total net actuarial loss (gain) at beginning of year	(30)	(22)
- Net actuarial loss (gain) arising during the year	52	(9)
- Net actuarial (loss) gain recognized in income during the year	—	—
- Exchange rate difference	—	1

Total net actuarial loss (gain) at end of year	22	(30)
Total prior service cost (credit) at beginning of year	—	1
- Prior service cost (credit) arising during the year	—	(1)

Total prior service cost (credit) at end of year	—	—

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2012	2011
Discount rate	3.5%	4.4%
Rate of compensation increase	2.4%	3.1%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2012	2011	2010
Discount rate	4.4%	4.3%	4.8%
Expected returns on plan assets	4.1%	4.2%	4.3%
Rate of compensation increase	3.1%	3.1%	3.0%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2012	2011	2010
Service cost	11	12	12
Interest cost on the projected benefit obligation	14	15	15
Expected return on plan assets	(6)	(6)	(6)
Amortization of prior service cost	—	—	—
Amortization of net (gain) loss	—	—	(1)
Curtailments & settlements	(2)	(1)	(1)
Other	1	—	1

Net periodic cost	18	20	20

Summary of Actual Pension Plan Asset Allocation

The actual pension plan asset allocation at December 31, 2012 and 2011 is as follows:

	2012	2011
Asset category:
Equity securities	26%	21%
Debt securities	58%	64%
Insurance contracts	3%	4%
Other	13%	11%

	100%	100%

Classification of Pension Plan Assets

The following table summarizes the classification of these assets.

	2012			2011
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	3	38	—	1	29	—
Debt securities	20	68	—	17	71	—
Other	13	4	3	7	5	4

	36	110	3	25	105	4

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2013	16
2014	13
2015	15
2016	14
2017	14
Years 2018-2022	95